Note 3 - Acquisitions, Disposals and Reorganization (Details Textual) ¥ in Thousands, $ in Thousands			1 Months Ended				9 Months Ended	12 Months Ended
	Oct. 31, 2017 CNY (¥)	May 09, 2016 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Nov. 30, 2017 CNY (¥)	Jan. 31, 2017 CNY (¥)	Jul. 31, 2015 CNY (¥)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)		May 08, 2016
Increase (Decrease) in Notes Receivables	¥ (108,000,000)
Investment Income, Interest								$ 3,980	¥ 25,891	¥ 6,901		¥ 57,206
Repayments of Debt								15,899	103,446		[1]		[1]
Remaining Noncontrolling Interest Acquired by Parent, Consideration												187,810
Proceeds from Noncontrolling Interests											[1]	¥ 17,000	[1]
Sale of FHISLA Stock, Reorganization [Member]
Allocated Share-based Compensation Expense						¥ 3,400
Yuanqian and Longqian [Member] | Sale of FHISLA Stock, Reorganization [Member]
Sale of Stock, Percenatage of Ownership Sale or Transferred												12.40%
Sale of Stock, Consideration Received on Transaction												¥ 17,000
Guangdong Meidiya Investment Co., Ltd [Member] | Sale of FHISLA Stock, Reorganization [Member]
Sale of Stock, Percenatage of Ownership Sale or Transferred						44.70%
Sale of Stock, Consideration Received on Transaction						¥ 61,200
22 Individuals, Manangement Members of Claims Adjusting Segment [Member] | Sale of FHISLA Stock, Reorganization [Member]
Sale of Stock, Percenatage of Ownership Sale or Transferred						42.90%
Sale of Stock, Consideration Received on Transaction						¥ 58,800
Management and Employees of Chetong Network [Member] | Sale of Chetong Network Stock [Member]
Sale of Stock, Percenatage of Ownership Sale or Transferred						80.10%
Sale of Stock, Consideration Received on Transaction						¥ 16,020
Fanhua Insurance Surveyors & Loss Adjustors Holding Co., Ltd [Member] | Sale of Chetong Network Stock [Member]
Sale of Stock, Percenatage of Ownership Sale or Transferred						19.90%
Sale of Stock, Consideration Received on Transaction						¥ 3,980
Inscom Holding Limited [Member]
Remaining Noncontrolling Interest Acquired by Parent, Percentage		34.90%
Remaining Noncontrolling Interest Acquired by Parent, Consideration		¥ 198,776
Proceeds from (Payments to) Noncontrolling Interests		(179,223)
Proceeds from Noncontrolling Interests		¥ 1,836
Stock Issued During Period, Shares, Purchase of Noncontrolling Interests | shares		7,416,000
Noncontrolling Interest, Ownership Percentage by Parent		100.00%												65.10%
Convertibel Debt Received as Consideration for Disposal of Subsidiary [Member]
Financing Receivable, Gross	¥ 22,000,000						¥ 130,000,000
Financing Receivable, Convertible or Collectible Term							3 years
Financing Receivable, Interest Rate							10.00%
Investment Income, Interest									367
Beijing Ruisike Management Consulting Co., Ltd [Member] | Disposal Group, Not Discontinued Operations [Member]
Disposal Group, Including Discontinued Operation, Consideration					¥ 20,867
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal					¥ 2,029
P&C Insurance Division [Member] | Disposal Group, Not Discontinued Operations [Member]
Disposal Group, Including Discontinued Operation, Consideration							¥ 225,398,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal							884
Proceeds from Divestiture of Businesses and Interests in Affiliates							95,398,000
Financing Receivable, Gross							116,514
Goodwill, Written off Related to Sale of Business Unit							¥ 12,208
Fanhua Bocheng Brokerge Limited [Member]
Disposal Group, Including Discontinued Operation, Consideration				¥ 46,582
Repayments of Debt			¥ 103,446
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax				¥ (904)				$ (140)	¥ (904)
Three Subsidiaries [Member] | Disposal Group, Not Discontinued Operations [Member]
Disposal Group, Including Discontinued Operation, Consideration										30,712
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal										¥ 3,082

[1]	In November 2016, the FASB issued ASU No. 2016-18 ("ASU 2016-18"), Statement of Cash Flows (Topic 230) - Restricted Cash. This ASU requires amounts generally described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling beginning-of-period and end of- period total amounts shown on the statement of cash flows. The provisions of ASU 2016-18 are effective for reporting periods beginning after December 15, 2017 and are to be applied retrospectively; early adoption is permitted. In connection with the adoption of this update, the Group have reclassified RMB10,107 and RMB16,152 of restricted cash from investing activities to the cash and, cash equivalents, and restricted cash balance in the years ended December 31, 2015 and 2016, respectively, to be consistent with the 2017 presentation.